MANAGED PORTFOLIO SERIES
(the “Trust”)
Jackson Square SMID-Cap Growth Fund

Supplement dated January 31, 2025, to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) dated February 28, 2024

Effective immediately, Christopher J. Bonavico, CFA will no longer serve as portfolio manager of the Jackson Square SMID-Cap Growth Fund (the “SMID-Cap Fund”). All references to Mr. Bonavico as a portfolio manager of the SMID-Cap Fund are hereby deleted. Kenneth F. Broad, CFA and Ian Ferry continue to serve as portfolio managers of the SMID-Cap Fund.

This supplement should be retained with your Summary Prospectus, Prospectus, and SAI for future reference.